Segment reporting - Consolidated income statements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Number of Segments | segment	10
Profit (loss) [abstract]
Sales	$ 2,597,916	$ 1,778,908	$ 1,144,434
Raw materials and energy consumption for production	(1,285,086)	(1,184,896)	(835,486)
Other operating income	147,356	110,085	33,627
Staff costs	(314,810)	(280,917)	(214,782)
Other operating expense	(346,252)	(296,809)	(132,059)
Depreciation and amortization charges, operating allowances and write-downs	(81,559)	(97,328)	(108,189)
Impairment (loss) gain	(56,999)	137	(73,344)
Net gain due to changes in the value of assets	349	758	158
(Loss) gain on disposal of non-current assets	(459)	1,386	1,292
Other (loss) gain	91	62	(1)
Operating (loss) profit	660,547	31,386	(184,350)
Operating segments | North America Silicon Metal
Profit (loss) [abstract]
Sales	671,290	370,109	289,485
Raw materials and energy consumption for production	(305,545)	(265,653)	(205,260)
Other operating income	6,464	5,089	2,804
Staff costs	(61,378)	(51,163)	(48,219)
Other operating expense	(33,708)	(22,222)	(18,990)
Depreciation and amortization charges, operating allowances and write-downs	(33,708)	(40,489)	(48,691)
Impairment (loss) gain			(26,861)
(Loss) gain on disposal of non-current assets	(522)	(347)	(641)
Operating (loss) profit	242,893	(4,676)	(56,373)
Operating segments | North America Silicon Alloys
Profit (loss) [abstract]
Sales	339,414	154,699	135,792
Raw materials and energy consumption for production	(68,490)	(57,663)	(75,597)
Other operating income	122	296	113
Staff costs	(41,923)	(31,300)	(25,769)
Other operating expense	(37,859)	(20,848)	(15,325)
Depreciation and amortization charges, operating allowances and write-downs	(15,135)	(15,281)	(12,973)
Impairment (loss) gain			(8,824)
(Loss) gain on disposal of non-current assets	(126)	741	(227)
Operating (loss) profit	176,003	30,644	(2,810)
Operating segments | Europe Manganese
Profit (loss) [abstract]
Sales	701,140	476,287	240,142
Raw materials and energy consumption for production	(541,034)	(326,257)	(204,063)
Other operating income	42,882	34,142	9,199
Staff costs	(28,996)	(33,696)	(28,337)
Other operating expense	(111,741)	(105,290)	(33,884)
Depreciation and amortization charges, operating allowances and write-downs	(13,005)	(18,634)	(19,086)
Impairment (loss) gain	(33,222)	(376)	305
(Loss) gain on disposal of non-current assets	(189)		1,154
Other (loss) gain	11		4
Operating (loss) profit	15,846	26,176	(34,566)
Operating segments | Europe Silicon Metals
Profit (loss) [abstract]
Sales	536,753	437,533	321,632
Raw materials and energy consumption for production	(241,936)	(303,811)	(255,798)
Other operating income	76,255	48,828	19,971
Staff costs	(81,175)	(77,608)	(52,236)
Other operating expense	(99,513)	(105,712)	(35,415)
Depreciation and amortization charges, operating allowances and write-downs	(4,605)	(7,330)	(8,900)
Impairment (loss) gain		14
(Loss) gain on disposal of non-current assets	230	733	682
Operating (loss) profit	186,009	(7,353)	(10,064)
Operating segments | Europe Silicon Alloys
Profit (loss) [abstract]
Sales	259,419	227,804	146,096
Raw materials and energy consumption for production	(139,687)	(170,073)	(113,332)
Other operating income	23,622	16,924	5,078
Staff costs	(50,467)	(42,679)	(32,064)
Other operating expense	(33,265)	(23,043)	(16,397)
Depreciation and amortization charges, operating allowances and write-downs	(8,086)	(9,522)	(10,352)
Impairment (loss) gain	(26,028)	(455)	(17,942)
(Loss) gain on disposal of non-current assets	82	296	319
Operating (loss) profit	25,590	(749)	(38,594)
Operating segments | South Africa Silicon Metals
Profit (loss) [abstract]
Sales	17,337	12,604	17,631
Raw materials and energy consumption for production	(9,270)	(8,240)	(12,267)
Other operating income	156	278	127
Staff costs	(1,736)	(1,542)	(2,497)
Other operating expense	(2,649)	(1,904)	(3,515)
Depreciation and amortization charges, operating allowances and write-downs	(748)	(546)	(1,563)
Impairment (loss) gain	5,357	288	(1,899)
Operating (loss) profit	8,447	938	(3,983)
Operating segments | South Africa Silicon Alloys
Profit (loss) [abstract]
Sales	122,262	104,591	62,941
Raw materials and energy consumption for production	(65,373)	(68,377)	(43,796)
Other operating income	66	485	3
Staff costs	(11,652)	(11,726)	(8,516)
Other operating expense	(13,193)	(11,352)	(10,583)
Depreciation and amortization charges, operating allowances and write-downs	(5,278)	(4,535)	(5,578)
Impairment (loss) gain	2,408	2,396	(6,777)
Operating (loss) profit	29,240	11,482	(12,306)
Operating segments | Other segments
Profit (loss) [abstract]
Sales	81,560	43,568	25,334
Raw materials and energy consumption for production	(46,759)	(33,445)	(19,518)
Other operating income	59,840	49,901	24,587
Staff costs	(37,483)	(31,203)	(17,144)
Other operating expense	(74,626)	(51,960)	(26,679)
Depreciation and amortization charges, operating allowances and write-downs	(994)	(991)	(1,046)
Impairment (loss) gain	(5,514)	(1,730)	(11,346)
Net gain due to changes in the value of assets	349	758	158
(Loss) gain on disposal of non-current assets	66	(37)	5
Other (loss) gain	80		(5)
Operating (loss) profit	(23,481)	(25,076)	(25,654)
Adjustments/Eliminations
Profit (loss) [abstract]
Sales	(131,259)	(48,287)	(94,619)
Raw materials and energy consumption for production	133,008	48,623	94,145
Other operating income	(62,051)	(45,858)	(28,255)
Other operating expense	$ 60,302	$ 45,522	$ 28,729